Redeemable Shares - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Additional paid in capital adjustment relating to temporary equity		$ 10,579
Temporary equity price per share		$ 8.75
Optionholders | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares available for grant	1,209,029
New Debt Exchange | Optionholders
Subsidiary, Sale of Stock [Line Items]
Purchase price per share	$ 8.75
Junior Debt Exchange | Other Liabilities
Subsidiary, Sale of Stock [Line Items]
Fair value of debt exchange notes	$ 5,616
Junior Debt Exchange | Optionholders
Subsidiary, Sale of Stock [Line Items]
Purchase price per share	$ 8.75
Junior Debt Exchange | Optionholders | SOFR
Subsidiary, Sale of Stock [Line Items]
Debt, basis spread on variable rate	1.00%
Junior Debt Exchange | Optionholders | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount of debt	$ 15,000